Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Entity File Number	001-36541
Entity Registrant Name	LIMBACH HOLDINGS, INC.
Entity Central Index Key	0001606163
Entity Tax Identification Number	46-5399422
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	797 Commonwealth Drive
Entity Address, City or Town	Warrendale
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15086
City Area Code	412
Local Phone Number	359-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	LMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false